Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.2%
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	$ 475,065	$ 421,163
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	430,098	415,594
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	149,172
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	174,676
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	819,364	784,525
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,159,427
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	287,955
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	682,191
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	425,776
American Tower Trust #1
Series 2013, Class 2A,
3.07%, 03/15/2048 (A)	350,000	347,611
Business Jet Securities LLC
Series 2020-1A, Class A,
2.98%, 11/15/2035 (A)	571,008	520,792
Series 2021-1A, Class A,
2.16%, 04/15/2036 (A)	421,367	369,998
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023	1,025,154	1,018,491
CarNow Auto Receivables Trust
Series 2021-1A, Class A,
0.97%, 10/15/2024 (A)	46,884	46,822
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,620,000	1,605,050
Chase Funding Trust
Series 2003-6, Class 1A7,
4.89% (B), 11/25/2034	16,677	16,422
CoreVest American Finance Ltd.
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	690,000	673,296
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	472,528	445,704
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A,
0.96%, 02/15/2030 (A)	870,000	829,804
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A,
1.35%, 02/16/2027 (A)	183,910	179,036
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	650,000	558,242
Diamond Resorts Owner Trust
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	122,001	119,909
Drive Auto Receivables Trust
Series 2019-1, Class D,
4.09%, 06/15/2026	187,419	186,922
DT Auto Owner Trust
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	241,719	241,394

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust (continued)
Series 2021-2A, Class C,
1.10%, 02/16/2027 (A)	$ 466,000	$ 444,161
Series 2022-2A, Class B,
4.22%, 01/15/2027 (A)	1,100,000	1,072,885
Exeter Automobile Receivables Trust
Series 2019-3A, Class D,
3.11%, 08/15/2025 (A)	994,938	984,349
Series 2022-2A, Class D,
4.56%, 07/17/2028	965,000	907,606
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (A)	1,000,000	893,521
Flagship Credit Auto Trust
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,350,000	1,299,641
Series 2021-4, Class C,
1.96%, 12/15/2027 (A)	1,200,000	1,106,963
FMC GMSR Issuer Trust
Series 2022-GT1, Class A,
6.19%, 04/25/2027 (A)	900,000	785,450
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	116,780	114,505
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	8,771	8,601
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	87,978	80,897
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	397,736	356,403
Series 2019-2A, Class A,
2.76%, 04/15/2055 (A)	476,188	403,719
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	229,475	215,644
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	260,606	238,447
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	54,919	54,051
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.83% (B), 08/25/2038 (A)	249,327	3,853
Series 2013-2, Class A,
1.80% (B), 03/25/2039 (A)	254,339	8,944
Series 2014-2, Class A,
3.06% (B), 04/25/2040 (A)	117,326	6,054
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	741,610
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	1,926,182
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (A)	560,000	532,129
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (A)	605,795	553,728
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (A)	1,392,999	1,217,702
Series 2021-GNT1, Class A,
3.47%, 11/25/2026 (A)	806,331	706,903

Transamerica Series Trust	Page 1

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oportun Funding XIV LLC
Series 2021-A, Class A,
1.21%, 03/08/2028 (A)	$ 315,000	$ 292,540
Oportun Issuance Trust
Series 2021-B, Class A,
1.47%, 05/08/2031 (A)	500,000	443,999
Orange Lake Timeshare Trust
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	852,695	801,106
P4 SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000
PNMAC GMSR Issuer Trust
Series 2022-GT1, Class A,
1-Month SOFR + 4.25%, 6.53% (B), 05/25/2027 (A)	800,000	762,141
Progress Residential Trust
Series 2022-SFR1, Class E1,
3.93%, 02/17/2041 (A)	1,000,000	810,072
Series 2022-SFR2, Class E1,
4.55%, 04/17/2027	700,000	612,780
Series 2022-SFR3, Class E1,
5.20%, 04/17/2039 (A)	780,000	704,967
Renew Financial
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	110,352	99,030
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3,
4.14%, 02/16/2027	1,112,000	1,098,911
SART
Series 2018-1,
4.75%, 06/15/2025	286,777	282,906
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
2.88% (B), 01/25/2036	14,146	11,442
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (A)	64,710	64,675
Upstart Securitization Trust
Series 2021-1, Class A,
0.87%, 03/20/2031 (A)	134,635	133,643
Veros Auto Receivables Trust
Series 2021-1, Class A,
0.92%, 10/15/2026 (A)	165,215	162,292
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	98,553	95,774

Total Asset-Backed Securities (Cost $36,239,679)		33,700,198

CORPORATE DEBT SECURITIES - 24.3%
Aerospace & Defense - 0.9%
Airbus SE
3.15%, 04/10/2027 (A)	164,000	151,606
BAE Systems PLC
1.90%, 02/15/2031 (A)	268,000	202,365
3.00%, 09/15/2050 (A)	200,000	127,522
Boeing Co.
1.17%, 02/04/2023	225,000	222,220
1.43%, 02/04/2024	455,000	432,316
1.95%, 02/01/2024	305,000	292,732
2.20%, 02/04/2026	275,000	244,515
2.75%, 02/01/2026	295,000	268,043
3.10%, 05/01/2026	130,000	118,701

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
3.25%, 03/01/2028	$ 224,000	$ 194,023
4.88%, 05/01/2025	145,000	141,651
5.15%, 05/01/2030	220,000	203,255
5.71%, 05/01/2040	190,000	165,979
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	230,000	171,977
Northrop Grumman Corp.
3.25%, 01/15/2028	75,000	68,358
3.85%, 04/15/2045	38,000	28,945
Raytheon Technologies Corp.
3.20%, 03/15/2024	70,000	68,459
3.75%, 11/01/2046	155,000	116,571
4.15%, 05/15/2045	163,000	130,560
4.50%, 06/01/2042	241,000	207,768

		3,557,566

Airlines - 0.0% (E)
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	115,334	99,390

Auto Components - 0.0% (E)
Lear Corp.
2.60%, 01/15/2032 (F)	110,000	81,586

Automobiles - 0.1%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (A)	700,000	601,222

Banks - 4.7%
ABN AMRO Bank NV
Fixed until 12/13/2028, 2.47% (B), 12/13/2029 (A)	300,000	238,235
AIB Group PLC
4.75%, 10/12/2023 (A)	290,000	286,099
Banco Nacional de Panama
2.50%, 08/11/2030 (A)	300,000	220,141
Banco Santander SA
Fixed until 09/14/2026, 1.72% (B), 09/14/2027	200,000	165,521
1.85%, 03/25/2026	400,000	345,515
2.75%, 05/28/2025	400,000	365,793
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	219,000	178,068
Fixed until 10/20/2031, 2.57% (B), 10/20/2032	305,000	233,164
Fixed until 04/29/2030, 2.59% (B), 04/29/2031	363,000	287,766
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	700,000	637,241
3.95%, 04/21/2025	368,000	354,864
Fixed until 03/05/2028, 3.97% (B), 03/05/2029	81,000	73,318
4.25%, 10/22/2026	284,000	269,945
Fixed until 04/27/2027, 4.38% (B), 04/27/2028	340,000	318,663
Bank of Ireland Group PLC
Fixed until 09/30/2026, 2.03% (B), 09/30/2027 (A)	203,000	167,777
Bank of Montreal
Fixed until 12/15/2027, 3.80% (B), 12/15/2032	110,000	95,431
Barclays PLC
Fixed until 12/10/2023, 1.01% (B), 12/10/2024	377,000	354,873

Transamerica Series Trust	Page 2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC (continued)
Fixed until 11/24/2031, 2.89% (B), 11/24/2032	$ 200,000	$ 144,526
BNP Paribas SA
Fixed until 09/15/2028, 2.16% (B), 09/15/2029 (A)	345,000	270,052
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	350,000	314,746
Fixed until 01/13/2030, 3.05% (B), 01/13/2031 (A)	385,000	306,143
BPCE SA
1.00%, 01/20/2026 (A)	250,000	216,057
Fixed until 10/06/2025, 1.65% (B), 10/06/2026 (A)	250,000	217,153
Fixed until 01/20/2031, 2.28% (B), 01/20/2032 (A)	250,000	180,224
4.63%, 07/11/2024 (A)	200,000	193,701
Citigroup, Inc.
Fixed until 05/01/2031, 2.56% (B), 05/01/2032	430,000	329,948
Fixed until 11/03/2041, 2.90% (B), 11/03/2042	37,000	23,609
Fixed until 01/25/2032, 3.06% (B), 01/25/2033	165,000	129,883
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	150,000	133,961
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	886,000	798,018
4.40%, 06/10/2025	215,000	209,138
4.45%, 09/29/2027	48,000	44,418
5.30%, 05/06/2044	34,000	29,632
Citizens Financial Group, Inc.
2.64%, 09/30/2032	58,000	42,265
Commonwealth Bank of Australia
3.31%, 03/11/2041 (A)	250,000	166,921
Cooperatieve Rabobank UA
3.75%, 07/21/2026	455,000	419,306
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (B), 01/26/2027 (A)	402,000	342,359
Fixed until 06/16/2025, 1.91% (B), 06/16/2026 (A)	400,000	357,784
Danske Bank AS
Fixed until 12/08/2022, 1.17% (B), 12/08/2023 (A)	495,000	490,432
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (B), 05/24/2027	200,000	167,236
Fixed until 09/22/2027, 2.01% (B), 09/22/2028	445,000	355,849
Fixed until 08/17/2028, 2.21% (B), 08/17/2029	200,000	154,834
Fixed until 08/18/2030, 2.36% (B), 08/18/2031	310,000	227,743
Fixed until 05/18/2023, 3.95% (B), 05/18/2024	229,000	226,093
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	650,000	586,729
HSBC USA, Inc.
3.75%, 05/24/2024	200,000	196,070
ING Groep NV
Fixed until 07/01/2025, 1.40% (B), 07/01/2026 (A)	210,000	185,455
KeyCorp
Fixed until 06/01/2032, 4.79% (B), 06/01/2033	55,000	50,394

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (B), 05/11/2027	$ 245,000	$ 208,290
4.38%, 03/22/2028	200,000	181,907
4.58%, 12/10/2025	200,000	188,731
Macquarie Bank Ltd.
Fixed until 03/03/2031, 3.05% (B), 03/03/2036 (A)	425,000	311,041
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	360,000	274,271
3.75%, 07/18/2039	250,000	194,172
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (B), 05/22/2027	255,000	215,518
Fixed until 05/25/2025, 2.23% (B), 05/25/2026	625,000	566,998
National Australia Bank Ltd.
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A)	345,000	291,121
NatWest Group PLC
Fixed until 11/01/2024, 3.75% (B), 11/01/2029	338,000	312,170
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	200,000	194,492
Fixed until 05/08/2029, 4.45% (B), 05/08/2030	330,000	289,478
NatWest Markets PLC
1.60%, 09/29/2026 (A) (F)	350,000	295,743
Nordea Bank Abp
1.50%, 09/30/2026 (A)	200,000	170,528
Santander UK Group Holdings PLC
Fixed until 06/14/2026, 1.67% (B), 06/14/2027	230,000	191,245
Societe Generale SA
Fixed until 12/14/2025, 1.49% (B), 12/14/2026 (A)	470,000	397,858
Fixed until 06/09/2026, 1.79% (B), 06/09/2027 (A)	200,000	166,567
Fixed until 06/09/2031, 2.89% (B), 06/09/2032 (A)	420,000	306,674
3.00%, 01/22/2030 (A)	389,000	305,774
4.25%, 04/14/2025 (A)	200,000	190,144
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (B), 01/14/2027 (A)	200,000	169,278
Fixed until 01/30/2025, 2.82% (B), 01/30/2026 (A)	220,000	202,285
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	107,000	96,435
3.04%, 07/16/2029	440,000	369,287
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	350,000	299,937
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	200,000	164,781
Wells Fargo & Co.
4.40%, 06/14/2046	96,000	73,198
4.65%, 11/04/2044	184,000	146,222
4.90%, 11/17/2045	112,000	90,649
Westpac Banking Corp.
3.13%, 11/18/2041	219,000	140,091
Fixed until 11/23/2026, 4.32% (B), 11/23/2031	180,000	164,206

		19,272,184

Transamerica Series Trust	Page 3

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$ 571,000	$ 515,367
4.90%, 02/01/2046	100,000	86,665
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	240,000	216,617
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	250,000	202,834
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	150,000	110,427
Constellation Brands, Inc.
2.88%, 05/01/2030	490,000	406,217
4.40%, 11/15/2025	100,000	97,993
5.25%, 11/15/2048	55,000	49,290
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	280,000	192,874
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	50,000	46,217
4.42%, 05/25/2025	21,000	20,657

		1,945,158

Biotechnology - 0.4%
AbbVie, Inc.
4.05%, 11/21/2039	858,000	692,100
4.40%, 11/06/2042	205,000	169,996
4.50%, 05/14/2035	200,000	178,024
Biogen, Inc.
2.25%, 05/01/2030 (F)	162,000	127,518
Gilead Sciences, Inc.
2.60%, 10/01/2040	325,000	214,650
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	480,000	363,135

		1,745,423

Building Products - 0.1%
Lennox International, Inc.
1.35%, 08/01/2025	570,000	508,665
Masco Corp.
2.00%, 10/01/2030	90,000	67,740

		576,405

Capital Markets - 2.0%
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (B), 06/05/2026 (A)	250,000	217,404
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	355,000	322,723
4.28%, 01/09/2028 (A)	300,000	254,794
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (B), 11/24/2026	215,000	182,583
3.70%, 05/30/2024	267,000	257,891
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	625,000	537,509
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	165,000	141,162
Fixed until 02/24/2027, 2.64% (B), 02/24/2028	290,000	251,726
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	1,018,000	922,160
3.85%, 01/26/2027	1,090,000	1,010,159
4.25%, 10/21/2025	100,000	96,482

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Macquarie Group Ltd.
Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	$ 700,000	$ 658,174
Morgan Stanley
Fixed until 02/13/2031, 1.79% (B), 02/13/2032	340,000	248,367
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	800,000	733,924
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	356,000	320,728
Fixed until 01/24/2028, 3.77% (B), 01/24/2029	112,000	100,601
4.35%, 09/08/2026	200,000	190,558
Fixed until 01/23/2029, 4.43% (B), 01/23/2030	383,000	351,963
Nomura Holdings, Inc.
2.65%, 01/16/2025	377,000	353,103
2.68%, 07/16/2030	200,000	152,803
UBS Group AG
Fixed until 08/13/2029, 3.13% (B), 08/13/2030 (A)	200,000	164,053
4.13%, 09/24/2025 (A)	210,000	200,556
Fixed until 05/12/2025, 4.49% (B), 05/12/2026 (A)	424,000	408,705

		8,078,128

Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	195,592
Albemarle Corp.
5.45%, 12/01/2044	50,000	43,425
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
5.13%, 04/01/2025 (A)	464,000	465,271
DuPont de Nemours, Inc.
5.32%, 11/15/2038	100,000	90,677
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	89,000	74,288
LYB International Finance III LLC
3.38%, 10/01/2040	45,000	30,845
Nutrien Ltd.
4.13%, 03/15/2035	200,000	169,687
5.00%, 04/01/2049	80,000	70,728

		1,140,513

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
5.63%, 03/15/2042 (A)	59,000	53,369
Triton Container International Ltd.
1.15%, 06/07/2024 (A)	275,000	250,524

		303,893

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.35%, 01/15/2032	265,000	194,819
2.90%, 10/01/2030	380,000	303,584

		498,403

Construction Materials - 0.0% (E)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	183,796

Consumer Finance - 0.7%
Capital One Financial Corp.
4.20%, 10/29/2025	50,000	48,084

Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
General Motors Financial Co., Inc.
1.20%, 10/15/2024	$ 80,000	$ 73,455
1.25%, 01/08/2026	473,000	406,665
2.35%, 01/08/2031	106,000	76,886
2.70%, 06/10/2031	215,000	157,758
3.80%, 04/07/2025	145,000	138,034
4.35%, 01/17/2027	114,000	105,732
Hyundai Capital America
1.15%, 11/10/2022 (A)	406,000	404,522
1.30%, 01/08/2026 (A)	115,000	99,559
1.50%, 06/15/2026 (A)	220,000	186,942
1.80%, 10/15/2025 - 01/10/2028 (A)	360,000	299,865
2.38%, 10/15/2027 (A)	140,000	116,972
S&P Global, Inc.
2.90%, 03/01/2032 (A)	185,000	154,269
4.25%, 05/01/2029 (A)	346,000	324,717
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (A)	312,000	259,784
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	200,000	162,682

		3,015,926

Containers & Packaging - 0.1%
Graphic Packaging International LLC
1.51%, 04/15/2026 (A)	284,000	248,645
Packaging Corp. of America
4.05%, 12/15/2049	140,000	104,809

		353,454

Diversified Consumer Services - 0.1%
Ford Foundation
2.82%, 06/01/2070	100,000	59,457
Pepperdine University
3.30%, 12/01/2059	200,000	128,786
SART
4.75%, 07/15/2024 (C)	215,228	209,847
University of Southern California
3.23%, 10/01/2120	200,000	113,893

		511,983

Diversified Financial Services - 0.3%
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	75,688
4.70%, 09/20/2047	25,000	19,796
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (A)	240,000	227,704
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	358,000	321,335
Jefferies Group LLC
6.45%, 06/08/2027	56,000	56,789
LSEGA Financing PLC
2.00%, 04/06/2028 (A)	475,000	399,321
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	148,628

		1,249,261

Diversified Telecommunication Services - 0.3%
AT&T, Inc.
1.65%, 02/01/2028	60,000	49,335
2.25%, 02/01/2032	385,000	291,034
2.30%, 06/01/2027	600,000	524,663
3.50%, 06/01/2041	165,000	118,865
3.55%, 09/15/2055	123,000	80,675
3.80%, 12/01/2057	170,000	114,861

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
2.10%, 03/22/2028	$ 50,000	$ 42,207
2.36%, 03/15/2032	36,000	27,592
2.65%, 11/20/2040	268,000	174,699

		1,423,931

Electric Utilities - 1.8%
AEP Transmission Co. LLC
4.00%, 12/01/2046	93,000	72,848
Alabama Power Co.
4.10%, 01/15/2042	66,000	51,566
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023 (A)	400,000	396,940
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	120,000	77,923
Constellation Energy Generation LLC
6.25%, 10/01/2039	150,000	146,669
Duke Energy Carolinas LLC
6.00%, 12/01/2028	100,000	102,983
Duke Energy Progress LLC
4.10%, 03/15/2043	75,000	61,528
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	230,000	204,500
Edison International
3.55%, 11/15/2024	200,000	192,071
5.75%, 06/15/2027	110,000	107,755
Emera US Finance LP
4.75%, 06/15/2046	220,000	171,877
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	172,488
Entergy Arkansas LLC
2.65%, 06/15/2051	175,000	105,653
Entergy Louisiana LLC
2.90%, 03/15/2051	130,000	82,213
Entergy Texas, Inc.
3.55%, 09/30/2049	100,000	70,321
Evergy Metro, Inc.
5.30%, 10/01/2041	100,000	93,804
Evergy, Inc.
2.90%, 09/15/2029	320,000	264,267
Fells Point Funding Trust
3.05%, 01/31/2027 (A)	555,000	494,172
Fortis, Inc.
3.06%, 10/04/2026	310,000	282,049
ITC Holdings Corp.
2.95%, 05/14/2030 (A)	120,000	98,485
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	230,459
6.15%, 06/01/2037	70,000	67,999
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	57,474	54,417
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	78,042
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	110,000	101,933
Nevada Power Co.
5.38%, 09/15/2040	92,000	84,623
5.45%, 05/15/2041	50,000	45,210
New England Power Co.
3.80%, 12/05/2047 (A)	95,000	70,012
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	250,000	192,865
NRG Energy, Inc.
2.00%, 12/02/2025 (A)	195,000	172,253
2.45%, 12/02/2027 (A)	215,000	176,099

Transamerica Series Trust	Page 5

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc. (continued)
4.45%, 06/15/2029 (A)	$ 220,000	$ 190,809
OGE Energy Corp.
0.70%, 05/26/2023	140,000	136,291
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	170,000	165,240
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	51,390
Pacific Gas & Electric Co.
1.70%, 11/15/2023	170,000	163,038
2.95%, 03/01/2026	130,000	114,726
3.25%, 02/16/2024	480,000	463,332
3.45%, 07/01/2025	210,000	195,357
3.75%, 08/15/2042	83,000	52,568
4.30%, 03/15/2045	140,000	92,971
PECO Energy Co.
2.80%, 06/15/2050	110,000	70,733
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	33,848
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	150,000	135,750
5.10%, 06/01/2054	200,000	190,329
5.21%, 12/01/2049	105,000	99,127
Southern California Edison Co.
4.05%, 03/15/2042	250,000	186,332
5.55%, 01/15/2036	70,000	64,886
6.05%, 03/15/2039	60,000	57,994
Toledo Edison Co.
6.15%, 05/15/2037	200,000	205,612
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	45,498
Tucson Electric Power Co.
4.85%, 12/01/2048	350,000	301,090
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	23,510

		7,564,455

Electrical Equipment - 0.0% (E)
Eaton Corp.
4.00%, 11/02/2032	21,000	18,734
5.80%, 03/15/2037	100,000	98,993

		117,727

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	63,533
3.88%, 01/12/2028	155,000	140,125
4.50%, 03/01/2023	30,000	29,948
Corning, Inc.
3.90%, 11/15/2049	148,000	105,376
5.35%, 11/15/2048	115,000	103,419

		442,401

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
5.13%, 09/15/2040	100,000	87,814
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	227,000	204,975
Texas Eastern Transmission LP
2.80%, 10/15/2022 (A)	81,000	80,953
3.50%, 01/15/2028 (A)	37,000	33,221

		406,963

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.1%
Activision Blizzard, Inc.
1.35%, 09/15/2030	$ 239,000	$ 181,306
Walt Disney Co.
8.88%, 04/26/2023	80,000	81,962

		263,268

Equity Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	140,000	98,343
American Tower Corp.
1.88%, 10/15/2030	290,000	214,515
2.95%, 01/15/2051	87,000	52,240
3.10%, 06/15/2050	133,000	82,829
3.70%, 10/15/2049	300,000	205,073
Brixmor Operating Partnership LP
2.25%, 04/01/2028	200,000	161,528
2.50%, 08/16/2031	100,000	72,853
3.85%, 02/01/2025	200,000	192,210
Corporate Office Properties LP
2.75%, 04/15/2031	325,000	238,788
Crown Castle, Inc.
4.00%, 03/01/2027	47,000	43,816
Duke Realty LP
2.88%, 11/15/2029	100,000	85,117
3.25%, 06/30/2026	43,000	39,694
Equinix, Inc.
2.90%, 11/18/2026	300,000	269,269
Essex Portfolio LP
2.65%, 03/15/2032	255,000	197,657
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (A)	174,000	161,443
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	97,828
Healthcare Realty Holdings LP
2.00%, 03/15/2031	160,000	117,472
Healthpeak Properties, Inc.
2.13%, 12/01/2028	330,000	270,359
3.50%, 07/15/2029	260,000	228,392
Life Storage LP
2.40%, 10/15/2031	125,000	93,840
4.00%, 06/15/2029	305,000	269,331
Mid-America Apartments LP
1.70%, 02/15/2031	160,000	120,796
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	195,099
Physicians Realty LP
2.63%, 11/01/2031	130,000	98,573
Public Storage
1.95%, 11/09/2028	155,000	129,200
2.25%, 11/09/2031	130,000	102,316
Realty Income Corp.
3.25%, 01/15/2031	200,000	170,594
Regency Centers LP
2.95%, 09/15/2029	240,000	198,977
Sabra Health Care LP
3.20%, 12/01/2031	205,000	150,542
Safehold Operating Partnership LP
2.85%, 01/15/2032	396,000	294,664
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	300,000	285,278
SITE Centers Corp.
3.63%, 02/01/2025	198,000	187,183
UDR, Inc.
2.10%, 08/01/2032	170,000	122,741

Transamerica Series Trust	Page 6

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc. (continued)
2.95%, 09/01/2026	$ 72,000	$ 65,446
3.20%, 01/15/2030	265,000	223,029
Welltower, Inc.
2.70%, 02/15/2027	42,000	37,537
3.10%, 01/15/2030	225,000	187,243
6.50%, 03/15/2041	100,000	99,015
WP Carey, Inc.
2.25%, 04/01/2033	340,000	241,548

		6,102,378

Food & Staples Retailing - 0.2%
7-Eleven, Inc.
1.30%, 02/10/2028 (A)	137,000	110,425
2.50%, 02/10/2041 (A)	139,000	86,222
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041 (A)	135,000	91,988
3.63%, 05/13/2051 (A)	150,000	96,833
3.80%, 01/25/2050 (A)	280,000	187,288
CVS Pass-Through Trust
8.35%, 07/10/2031 (A)	213,920	231,342
Kroger Co.
5.40%, 07/15/2040	12,000	11,114

		815,212

Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	395,000	310,579
Campbell Soup Co.
3.13%, 04/24/2050	89,000	56,730
Conagra Brands, Inc.
5.30%, 11/01/2038	60,000	52,655
Kraft Heinz Foods Co.
4.38%, 06/01/2046	146,000	113,515
4.63%, 10/01/2039	190,000	157,091
McCormick & Co., Inc.
2.50%, 04/15/2030	397,000	322,601
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	35,000	31,307
Smithfield Foods, Inc.
3.00%, 10/15/2030 (A)	400,000	308,729

		1,353,207

Gas Utilities - 0.2%
Atmos Energy Corp.
0.63%, 03/09/2023	105,000	103,324
4.13%, 10/15/2044	75,000	60,684
4.15%, 01/15/2043	138,000	114,075
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	20,821
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	98,019
ONE Gas, Inc.
2.00%, 05/15/2030	230,000	181,105
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	59,000	43,246
4.40%, 06/01/2043	63,000	50,256
5.88%, 03/15/2041	146,000	139,977
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	74,640

		886,147

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.0% (E)
Boston Scientific Corp.
4.55%, 03/01/2039	$ 98,000	$ 84,854
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	101,607

		186,461

Health Care Providers & Services - 1.0%
Aetna, Inc.
4.50%, 05/15/2042	26,000	21,404
6.75%, 12/15/2037	50,000	50,945
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	215,000	147,971
Children’s Hospital
2.93%, 07/15/2050	180,000	116,654
Cigna Corp.
4.80%, 07/15/2046	50,000	42,801
CommonSpirit Health
1.55%, 10/01/2025	150,000	133,012
2.78%, 10/01/2030	150,000	119,663
3.91%, 10/01/2050	145,000	103,145
Cottage Health Obligated Group
3.30%, 11/01/2049	230,000	160,863
Elevance Health, Inc.
4.63%, 05/15/2042	50,000	43,121
4.65%, 01/15/2043 - 08/15/2044	184,000	158,331
Hartford HealthCare Corp.
3.45%, 07/01/2054	490,000	357,364
HCA, Inc.
3.50%, 07/15/2051	137,000	84,827
5.13%, 06/15/2039	245,000	205,624
5.25%, 06/15/2026	220,000	212,670
5.50%, 06/15/2047	155,000	130,959
McKesson Corp.
0.90%, 12/03/2025	230,000	201,479
Memorial Health Services
3.45%, 11/01/2049	445,000	324,322
MultiCare Health System
2.80%, 08/15/2050	125,000	77,909
NYU Langone Hospitals
3.38%, 07/01/2055	190,000	131,443
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	78,237
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	36,720
Texas Health Resources
2.33%, 11/15/2050	120,000	68,622
4.33%, 11/15/2055	250,000	213,417
UnitedHealth Group, Inc.
3.25%, 05/15/2051	140,000	97,163
3.50%, 08/15/2039	310,000	243,787
4.63%, 07/15/2035	140,000	128,688
Universal Health Services, Inc.
2.65%, 10/15/2030 (A)	343,000	253,665
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	201,000	118,761

		4,063,567

Hotels, Restaurants & Leisure - 0.0% (E)
McDonald’s Corp.
4.70%, 12/09/2035	105,000	95,815
6.30%, 10/15/2037	63,000	65,149

		160,964

Transamerica Series Trust	Page 7

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.0% (E)
Lennar Corp.
4.50%, 04/30/2024	$ 95,000	$ 93,256

Independent Power & Renewable Electricity Producers - 0.0% (E)
Alexander Funding Trust
1.84%, 11/15/2023 (A)	200,000	187,167

Industrial Conglomerates - 0.0% (E)
Roper Technologies, Inc.
2.00%, 06/30/2030	150,000	114,801

Insurance - 1.2%
AIA Group Ltd.
3.20%, 09/16/2040 (A)	200,000	149,148
3.60%, 04/09/2029 (A)	200,000	182,648
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	213,868
Assurant, Inc.
4.20%, 09/27/2023	169,000	168,061
Athene Global Funding
1.45%, 01/08/2026 (A) (F)	150,000	130,462
2.50%, 01/14/2025 (A)	42,000	39,176
2.95%, 11/12/2026 (A)	1,050,000	926,407
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	152,828
4.30%, 05/15/2043	83,000	70,766
4.40%, 05/15/2042	221,000	194,299
Brown & Brown, Inc.
2.38%, 03/15/2031	490,000	365,806
Corebridge Financial, Inc.
3.65%, 04/05/2027 (A)	180,000	164,458
3.85%, 04/05/2029 (A)	125,000	110,217
F&G Global Funding
1.75%, 06/30/2026 (A)	190,000	165,443
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	42,000	34,135
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	130,000	99,476
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	100,000	79,573
Intact US Holdings, Inc.
4.60%, 11/09/2022	200,000	200,021
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (A)	230,000	154,770
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	250,000	253,653
New York Life Insurance Co.
4.45%, 05/15/2069 (A)	210,000	164,516
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (A)	200,000	166,496
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	96,284
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	450,000	480,573
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (A)	100,000	87,642
University of Miami
4.06%, 04/01/2052	110,000	90,220

		4,940,946

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	300,000	246,104

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	$ 230,000	$ 199,795

IT Services - 0.2%
CGI, Inc.
2.30%, 09/14/2031	365,000	269,253
Fiserv, Inc.
3.20%, 07/01/2026	135,000	124,236
4.40%, 07/01/2049	125,000	96,962
Global Payments, Inc.
2.90%, 05/15/2030 - 11/15/2031	125,000	96,910
3.20%, 08/15/2029	234,000	194,998
Leidos, Inc.
2.30%, 02/15/2031	125,000	92,880

		875,239

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	334,000	292,015

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	335,000	263,945

Machinery - 0.2%
nVent Finance SARL
4.55%, 04/15/2028	187,000	167,998
Otis Worldwide Corp.
2.57%, 02/15/2030	350,000	286,162
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	45,525
4.45%, 11/21/2044	85,000	69,491
Xylem, Inc.
2.25%, 01/30/2031 (F)	120,000	95,901
3.25%, 11/01/2026	33,000	30,659

		695,736

Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	280,000	169,718
4.80%, 03/01/2050	250,000	180,371
6.83%, 10/23/2055	125,000	113,727
Comcast Corp.
2.89%, 11/01/2051	302,000	189,153
3.20%, 07/15/2036	200,000	154,546
3.25%, 11/01/2039	235,000	172,610
4.00%, 11/01/2049	150,000	114,977
4.20%, 08/15/2034	407,000	356,314
4.25%, 01/15/2033	223,000	201,871
Discovery Communications LLC
4.00%, 09/15/2055	275,000	162,137
Paramount Global
4.00%, 01/15/2026	83,000	78,442
SES SA
3.60%, 04/04/2023 (A)	100,000	98,574
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	270,690
7.30%, 07/01/2038	100,000	95,108

		2,358,238

Metals & Mining - 0.4%
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	40,994

Transamerica Series Trust	Page 8

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
2.50%, 09/01/2030 (A) (F)	$ 780,000	$ 596,325
4.13%, 05/30/2023 (A)	122,000	121,227
Nucor Corp.
2.98%, 12/15/2055	80,000	47,297
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	620,000	553,236
Steel Dynamics, Inc.
1.65%, 10/15/2027	184,000	150,541

		1,509,620

Multi-Utilities - 0.2%
CMS Energy Corp.
2.95%, 02/15/2027	97,000	87,570
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	36,637
4.15%, 05/15/2045	150,000	120,002
Dominion Energy, Inc.
2.85%, 08/15/2026	61,000	55,725
5.25%, 08/01/2033	100,000	94,901
NiSource, Inc.
1.70%, 02/15/2031	200,000	147,928
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	39,593
6.50%, 08/01/2038	45,000	49,325
Public Service Co. of Oklahoma
6.63%, 11/15/2037	150,000	154,730
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	34,327
6.00%, 06/01/2026	50,000	51,553

		872,291

Oil, Gas & Consumable Fuels - 2.2%
Aker BP ASA
2.00%, 07/15/2026 (A)	200,000	172,578
APA Infrastructure Ltd.
4.25%, 07/15/2027 (A)	191,000	176,972
BP Capital Markets America, Inc.
2.77%, 11/10/2050	265,000	164,593
2.94%, 06/04/2051	80,000	50,815
3.00%, 03/17/2052	205,000	131,326
Chevron USA, Inc.
3.25%, 10/15/2029	180,000	162,073
3.90%, 11/15/2024	120,000	118,163
Ecopetrol SA
4.13%, 01/16/2025	100,000	91,750
5.38%, 06/26/2026	116,000	104,980
5.88%, 09/18/2023	71,000	70,453
Energy Transfer LP
4.40%, 03/15/2027	940,000	876,467
4.75%, 01/15/2026	67,000	64,595
4.95%, 05/15/2028 - 01/15/2043	278,000	227,218
5.30%, 04/01/2044	50,000	40,059
5.50%, 06/01/2027	47,000	45,749
6.05%, 06/01/2041	225,000	200,857
Eni SpA
4.00%, 09/12/2023 (A)	200,000	197,494
5.70%, 10/01/2040 (A)	125,000	112,709
Eni USA, Inc.
7.30%, 11/15/2027	70,000	73,816
Enterprise Products Operating LLC
4.95%, 10/15/2054	46,000	37,510
5.75%, 03/01/2035	200,000	189,320
7.55%, 04/15/2038	151,000	164,675
EQM Midstream Partners LP
5.50%, 07/15/2028	250,000	213,755

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
3.90%, 10/01/2027	$ 116,000	$ 105,575
Exxon Mobil Corp.
3.00%, 08/16/2039	300,000	222,672
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (A)	195,000	151,657
4.32%, 12/30/2039 (A)	135,000	95,748
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (A)	241,633	183,385
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	145,000	140,144
2.60%, 10/15/2025 (A)	175,000	156,965
3.45%, 10/15/2027 (A)	370,000	327,557
HF Sinclair Corp.
2.63%, 10/01/2023 (A)	265,000	256,474
5.88%, 04/01/2026 (A)	139,000	136,295
Magellan Midstream Partners LP
3.20%, 03/15/2025	68,000	64,283
Marathon Petroleum Corp.
4.70%, 05/01/2025	280,000	274,946
ONEOK Partners LP
5.00%, 09/15/2023	65,000	64,786
6.65%, 10/01/2036	210,000	197,816
Phillips 66 Co.
3.15%, 12/15/2029 (A)	175,000	147,894
3.55%, 10/01/2026 (A)	34,000	31,728
4.90%, 10/01/2046 (A)	72,000	61,685
Pioneer Natural Resources Co.
1.90%, 08/15/2030	280,000	213,982
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	100,000	67,267
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (A)	200,000	179,933
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	56,326
8.00%, 03/01/2032	56,000	61,079
Spectra Energy Partners LP
4.50%, 03/15/2045	70,000	55,673
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	134,937
6.80%, 05/15/2038	50,000	50,529
7.88%, 06/15/2026	168,000	180,726
Targa Resources Corp.
4.20%, 02/01/2033	90,000	74,916
TC PipeLines LP
4.38%, 03/13/2025	650,000	634,529
TotalEnergies Capital International SA
2.99%, 06/29/2041	350,000	249,544
3.13%, 05/29/2050	305,000	209,936
3.46%, 07/12/2049	285,000	207,885
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	100,000	98,324
Valero Energy Corp.
2.15%, 09/15/2027	220,000	190,227

		8,973,350

Personal Products - 0.2%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	467,000	395,903
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029 (A)	250,000	218,021

		613,924

Transamerica Series Trust	Page 9

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.5%
AstraZeneca PLC
2.13%, 08/06/2050	$ 140,000	$ 80,610
4.00%, 09/18/2042	80,000	66,969
6.45%, 09/15/2037	100,000	107,688
Baxalta, Inc.
5.25%, 06/23/2045	9,000	8,275
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	179,000	156,466
Mylan, Inc.
5.40%, 11/29/2043	50,000	36,199
Royalty Pharma PLC
1.20%, 09/02/2025	105,000	92,591
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	319,000	294,344
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	545,000	384,947
3.18%, 07/09/2050	220,000	145,971
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	70,000	63,841
Viatris, Inc.
2.30%, 06/22/2027	636,000	519,532
Zoetis, Inc.
2.00%, 05/15/2030	200,000	158,659

		2,116,092

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	93,000	69,667
4.38%, 09/01/2042	88,000	75,611
5.15%, 09/01/2043	154,000	144,834
6.15%, 05/01/2037	70,000	74,205
CSX Corp.
3.35%, 09/15/2049	30,000	21,086
4.75%, 11/15/2048	100,000	88,044
Kansas City Southern
4.70%, 05/01/2048	196,000	167,858
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	27,523
4.05%, 08/15/2052	150,000	115,250
Union Pacific Corp.
4.10%, 09/15/2067	80,000	60,237
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	1,020	1,018

		845,333

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.
2.80%, 10/01/2041	224,000	158,411
Broadcom, Inc.
1.95%, 02/15/2028 (A)	596,000	488,625
3.14%, 11/15/2035 (A)	300,000	210,083
3.19%, 11/15/2036 (A)	395,000	269,988
KLA Corp.
3.30%, 03/01/2050	190,000	133,366
Microchip Technology, Inc.
0.97%, 02/15/2024	90,000	84,812
0.98%, 09/01/2024	170,000	156,525
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	355,000	266,666
3.25%, 05/11/2041	365,000	239,426
TSMC Global Ltd.
4.63%, 07/22/2032 (A) (F)	200,000	189,443
Xilinx, Inc.
2.38%, 06/01/2030	630,000	519,376

		2,716,721

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Microsoft Corp.
3.04%, 03/17/2062	$ 172,000	$ 117,380
3.50%, 02/12/2035 (F)	185,000	166,126
Oracle Corp.
3.60%, 04/01/2040	400,000	271,522
3.85%, 07/15/2036	129,000	96,473
VMware, Inc.
1.40%, 08/15/2026	416,000	355,913
4.65%, 05/15/2027	135,000	128,687
Workday, Inc.
3.50%, 04/01/2027	271,000	250,470

		1,386,571

Specialty Retail - 0.1%
AutoZone, Inc.
1.65%, 01/15/2031	180,000	133,650
Lowe’s Cos., Inc.
1.70%, 10/15/2030	110,000	82,905
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	115,197

		331,752

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	226,000	178,419
3.75%, 11/13/2047	50,000	40,764
3.85%, 08/04/2046	181,000	149,728
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	35,000	35,084
6.02%, 06/15/2026	522,000	524,278
HP, Inc.
3.00%, 06/17/2027 (F)	170,000	150,746

		1,079,019

Tobacco - 0.3%
Altria Group, Inc.
2.45%, 02/04/2032	410,000	290,485
BAT Capital Corp.
2.26%, 03/25/2028	225,000	179,061
3.73%, 09/25/2040	150,000	96,117
4.39%, 08/15/2037	245,000	174,677
4.54%, 08/15/2047	290,000	192,155
BAT International Finance PLC
1.67%, 03/25/2026	170,000	147,003

		1,079,498

Water Utilities - 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	316,000	266,935
3.45%, 06/01/2029	85,000	75,698
4.00%, 12/01/2046	86,000	67,105

		409,738

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	260,654
4.38%, 04/22/2049 (F)	200,000	165,440
Rogers Communications, Inc.
4.55%, 03/15/2052 (A)	175,000	139,523

Transamerica Series Trust	Page 10

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC
4.88%, 06/19/2049	$ 210,000	$ 165,084
5.25%, 05/30/2048	172,000	142,440

		873,141

Total Corporate Debt Securities (Cost $120,036,136)		100,075,264

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Israel - 0.5%
Israel Government AID Bonds
Zero Coupon, 08/15/2023 - 08/15/2025	2,000,000	1,839,355
5.50%, 09/18/2033	100,000	110,223

Total Foreign Government Obligations (Cost $2,017,291)		1,949,578

MORTGAGE-BACKED SECURITIES - 6.3%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	99,274	96,781
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	76,544	66,865
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	21,894	17,166
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
1-Month LIBOR + 4.75%, 1.67% (B), 07/25/2035	138,328	4,841
Series 2005-22T1, Class A2,
1-Month LIBOR + 5.07%, 1.99% (B), 06/25/2035	349,883	23,936
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (A)	200,000	148,226
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	7,967	5,595
Series 2005-7, Class 30,
11/25/2035	8,379	7,635
Series 2005-8, Class 30,
01/25/2036	2,027	1,321
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.38% (B), 11/25/2033	9,644	9,118
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	513,417
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 2.40% (B), 02/25/2036	13,365	12,957
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.09% (B), 02/25/2037	20,652	20,110
Series 2007-A2, Class 2A1,
3.26% (B), 06/25/2035	9,445	9,207
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	26,941	24,895
Series 2004-3, Class A4,
5.75%, 04/25/2034	16,165	15,089

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2004-7, Class 2A1,
3.16% (B), 06/25/2034	$ 8,121	$ 7,703
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (C)	251	252
Series 2004-HYB1, Class 2A,
3.02% (B), 05/20/2034	6,954	6,550
Series 2005-22, Class 2A1,
2.56% (B), 11/25/2035	54,440	47,168
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	3,353	3,179
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (A)	125,000	122,663
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	403,868
Series 2018-HOME, Class A,
3.94% (B), 04/10/2033 (A)	1,160,000	1,060,255
Series 2020-CBM, Class C,
3.40%, 02/10/2037 (A)	880,000	791,008
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	9,729	8,972
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	1,711	1,613
FMC GMSR Issuer Trust
Series 2020-GT1, Class A,
4.45% (B), 01/25/2026 (A)	1,100,000	945,293
Series 2021-GT1, Class A,
3.62% (B), 07/25/2026 (A)	1,100,000	871,705
Series 2021-GT2, Class A,
3.85% (B), 10/25/2026 (A)	840,000	678,045
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 3.43% (B), 03/25/2035 (A)	89,245	86,217
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 3.43% (B), 09/25/2035 (A)	60,572	52,080
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	15,338	14,427
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	9,820	9,600
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	21,899	20,845
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	35,977	19,425
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.70%, 3.78% (B), 05/25/2036	11,700	10,246
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	765,000	719,587
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
3.12% (B), 11/25/2033	7,253	7,048
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	138,587
LHOME Mortgage Trust
Series 2021-RTL1, Class A1,
2.09% (B), 09/25/2026 (A)	495,000	476,025

Transamerica Series Trust	Page 11

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.21% (B), 04/21/2034	$ 12,586	$ 12,065
Series 2004-13, Class 3A7,
3.82% (B), 11/21/2034	6,505	6,147
Series 2004-3, Class 4A2,
2.69% (B), 04/25/2034	6,923	6,333
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	587	553
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (A)	4,799	4,007
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 3.70% (B), 10/25/2028	90,625	85,438
Series 2004-1, Class 2A1,
2.78% (B), 12/25/2034	21,768	20,669
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 3.54% (B), 04/25/2029	57,315	53,014
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,020,000	941,205
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (A)	890,000	787,186
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	3,495	3,281
Series 2003-A1, Class A5,
7.00%, 04/25/2033	9,983	9,511
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	62,902	12,946
PRET LLC
Series 2021-RN4, Class A1,
2.49% (B), 10/25/2051 (A)	1,432,105	1,329,703
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1,
2.24%, (B) 09/27/2060 (A)	822,995	779,552
PRPM LLC
Series 2021-1, Class A1,
2.12% (B), 01/25/2026 (A)	735,167	682,259
Series 2021-2, Class A1,
2.12% (B), 03/25/2026 (A)	523,624	489,156
RALI Trust
Series 2002-QS16, Class A3,
1-Month LIBOR + 16.62%, 10.17% (B), 10/25/2017	43	44
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	157,681
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	868,848	801,423
Series 2019-3, Class MB,
3.50%, 10/25/2058	563,161	495,532
Series 2019-4, Class M55D,
4.00%, 02/25/2059	683,873	654,153
Series 2022-1, Class MTU,
3.25%, 11/25/2061	841,094	761,944

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 3.75% (B), 04/20/2033	$ 44,858	$ 41,573
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 3.59% (B), 12/20/2034	39,688	36,044
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 3.69% (B), 09/20/2034	98,639	88,305
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 3.67% (B), 10/20/2034	65,530	59,578
SLG Office Trust
Series 2021-OVA, Class A,
2.59%, 07/15/2041 (A)	1,005,000	805,213
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.62% (B), 02/25/2034	79,384	75,706
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 3.69% (B), 01/19/2034	126,589	120,762
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 3.69% (B), 03/19/2034	98,918	91,709
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 3.65% (B), 10/19/2034	16,239	15,345
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 3.49% (B), 07/19/2035	52,273	47,893
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
1.92% (B), 12/25/2044	29,419	27,801
Towd Point Mortgage Trust
Series 2021-R1, Class A1,
2.92% (B), 11/30/2060 (A)	1,418,613	1,159,913
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	632,504	630,048
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	7,320	7,309
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	4,035	4,030
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	283,680
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
0.80% (B), 05/10/2063 (A)	126,393	2
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	94,129	96,985
VOLT C LLC
Series 2021-NPL9, Class A1,
1.99% (B), 05/25/2051 (A)	434,503	395,942
VOLT CI LLC
Series 2021-NP10, Class A1,
1.99% (B), 05/25/2051 (A)	521,256	478,900
VOLT XCII LLC
Series 2021-NPL1, Class A1,
1.89% (B), 02/27/2051 (A)	376,506	341,885

Transamerica Series Trust	Page 12

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VOLT XCIII LLC
Series 2021-NPL2, Class A1,
1.89% (B), 02/27/2051 (A)	$ 1,225,285	$ 1,137,579
VOLT XCIV LLC
Series 2021-NPL3, Class A1,
2.24% (B), 02/27/2051 (A)	857,610	795,423
VOLT XCIX LLC
Series 2021-NPL8, Class A1,
2.12% (B), 04/25/2051 (A)	461,511	426,928
VOLT XCVI LLC
Series 2021-NPL5, Class A1,
2.12% (B), 03/27/2051 (A)	693,226	635,844
VOLT XCVII LLC
Series 2021-NPL6, Class A1,
2.24% (B), 04/25/2051 (A)	707,140	644,574
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (B), 03/15/2045 (A) (G)	43,746	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
4.07% (B), 10/25/2033	30,561	28,757
Series 2003-AR6, Class A1,
3.45% (B), 06/25/2033	8,899	8,349
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	17,970	17,150
Series 2003-S9, Class A8,
5.25%, 10/25/2033	16,040	15,211
Series 2004-AR3, Class A2,
3.10% (B), 06/25/2034	4,905	4,596
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	61,687	55,361
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
1-Month LIBOR + 5.05%, 1.97% (B), 04/25/2035	203,735	7,436
Series 2005-3, Class CX,
5.50%, 05/25/2035	81,179	13,274
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	126	97
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,009,421
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 3.97% (B), 02/15/2040 (A)	549,958	523,769

Total Mortgage-Backed Securities (Cost $28,516,146)		25,705,714

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (E)
City of Los Angeles Department of Airports, Revenue Bonds,
6.58%, 05/15/2039	65,000	71,429

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
5.65%, 11/01/2040	$ 100,000	$ 103,784

Ohio - 0.0% (E)
Ohio State University, Revenue Bonds,
Series A,
4.05%, 12/01/2056	106,000	88,551

Total Municipal Government Obligations (Cost $286,223)		263,764

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.9%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.69%, 1.94% (B), 12/01/2036	2,296	2,262
12-Month LIBOR + 1.67%, 1.97% (B), 11/01/2036	15,631	15,470
1-Year CMT + 2.25%, 2.38% (B), 01/01/2035	12,285	12,468
1-Year CMT + 2.36%, 2.48% (B), 10/01/2036	8,078	7,986
6-Month LIBOR + 1.76%, 2.57% (B), 10/01/2036	12,777	13,060
1-Year CMT + 2.25%, 2.75% (B), 02/01/2036	22,090	22,511
3.00%, 02/01/2052	931,112	818,177
1-Year CMT + 2.37%, 3.10% (B), 09/01/2034	19,020	19,456
1-Year CMT + 2.25%, 3.25% (B), 05/01/2036	4,089	4,179
12-Month LIBOR + 1.94%, 3.34% (B), 06/01/2036	26,577	27,119
3.50%, 01/01/2032 - 06/01/2043	617,480	570,749
6-Month LIBOR + 1.78%, 3.57% (B), 07/01/2036	18,979	19,438
6-Month LIBOR + 1.84%, 3.79% (B), 03/01/2037	5,106	5,228
6-Month LIBOR + 1.62%, 4.00% (B), 08/01/2036	5,746	5,850
4.00%, 06/01/2042 - 04/01/2049	1,314,582	1,245,204
6-Month LIBOR + 2.11%, 4.31% (B), 02/01/2037	12,235	12,319
4.50%, 05/01/2041 - 06/01/2048	552,392	536,446
5.50%, 08/01/2038	12,722	13,106
6.00%, 01/01/2034 - 12/01/2034	47,865	48,010
6.50%, 11/01/2036	9,807	10,417
7.00%, 01/01/2031	28,142	28,906
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,250,000	1,242,498
2.72%, 07/25/2026	896,000	840,613
2.81%, 09/25/2024	383,404	374,495
2.93%, 01/25/2023	109,294	108,848
3.08%, 01/25/2031	1,179,000	1,063,293
3.30% (B), 11/25/2027	553,000	522,606
3.34% (B), 04/25/2028	465,000	434,542
3.69%, 01/25/2029	133,000	127,123
3.85% (B), 05/25/2028	1,340,000	1,281,295
3.90% (B), 08/25/2028	860,000	831,425
Federal Home Loan Mortgage Corp. REMIC
2.00%, 12/25/2051	1,129,131	995,850
1-Month LIBOR + 0.40%, 2.77% (B), 07/15/2037	67,363	66,272

Transamerica Series Trust	Page 13

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
1-Month LIBOR + 0.35%, 3.17% (B), 06/15/2043	$ 398,514	$ 391,198
1-Month LIBOR + 0.40%, 3.22% (B), 10/15/2041	94,306	93,611
1-Month LIBOR + 0.44%, 3.26% (B), 02/15/2037	3,769	3,735
1-Month LIBOR + 0.55%, 3.37% (B), 08/15/2037	258,364	257,357
1-Month LIBOR + 0.68%, 3.50% (B), 11/15/2037	121,054	121,342
3.50%, 03/15/2035	2,000,000	1,889,378
4.00%, 12/15/2041	123,898	120,589
5.00%, 12/15/2022 - 05/15/2041	404,288	406,459
5.50%, 12/15/2022 - 05/15/2038	212,559	216,028
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	25,335	24,216
6.00%, 05/15/2027 - 04/15/2036	401,416	413,318
6.38%, 03/15/2032	36,363	37,830
6.40%, 11/15/2023	2,240	2,248
6.50%, 08/15/2031 - 07/15/2036	209,883	217,135
(1.25) * 1-Month LIBOR + 10.13%, 6.60% (B), 07/15/2032	18,954	18,278
7.00%, 03/15/2024 - 05/15/2032	275,378	290,598
7.25%, 09/15/2030 - 12/15/2030	66,145	70,397
7.50%, 02/15/2023 - 08/15/2030	16,613	17,497
(2.00) * 1-Month LIBOR + 13.29%, 7.65% (B), 07/15/2033	16,836	16,347
8.00%, 01/15/2030	59,772	64,207
(3.33) * 1-Month LIBOR + 17.50%, 8.11% (B), 02/15/2040	34,463	33,311
(1.83) * 1-Month LIBOR + 14.76%, 9.59% (B), 09/15/2033	3,034	3,154
(3.67) * 1-Month LIBOR + 24.49%, 14.16% (B), 06/15/2034	2,845	2,840
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
Zero Coupon (B), 01/15/2040	33,749	1,160
(1.00) * 1-Month LIBOR + 6.00%, 3.18% (B), 11/15/2037 - 02/15/2039	49,119	3,600
(1.00) * 1-Month LIBOR + 6.20%, 3.38% (B), 06/15/2038	103,329	6,995
(1.00) * 1-Month LIBOR + 6.37%, 3.55% (B), 10/15/2037	228,421	24,645
(1.00) * 1-Month LIBOR + 6.42%, 3.60% (B), 11/15/2037	25,662	2,126
(1.00) * 1-Month LIBOR + 6.80%, 3.98% (B), 04/15/2038	21,853	2,437
(1.00) * 1-Month LIBOR + 7.10%, 4.28% (B), 07/15/2036	6,675	705
(1.00) * 1-Month LIBOR + 8.00%, 5.18% (B), 03/15/2032	12,235	1,336
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
12/15/2032 - 01/15/2040	84,307	69,401
Federal Home Loan Mortgage Corp. STRIPS
3.00%, 08/15/2042 - 01/15/2044	866,485	783,856
1-Month LIBOR + 0.55%, 3.37% (B), 07/15/2042 - 03/15/2044	490,183	497,752
3.50%, 07/15/2042	258,565	241,613
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.30% (B), 10/25/2044	86,612	90,309
4.44% (B), 07/25/2032	96,746	93,319
6.50%, 02/25/2043	101,352	106,663

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates (continued)
7.00%, 02/25/2043	$ 30,282	$ 31,235
7.50% (B), 08/25/2042	46,427	46,457
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	18,644	3,842
Federal National Mortgage Association
0.67%, 10/25/2030	247,090	221,824
0.75%, 09/25/2028	1,299,263	1,136,895
1.00%, 11/25/2033	355,259	331,518
1.20%, 10/25/2030	145,000	124,254
1.50%, 01/01/2031	1,000,000	791,510
1.59%, 11/25/2028	275,252	240,182
1.76% (B), 11/25/2031	1,200,000	952,177
12-Month LIBOR + 1.79%, 2.29% (B), 01/01/2038	6,111	6,054
2.41%, 11/01/2029	1,609,422	1,412,167
2.42%, 10/01/2029	1,400,000	1,235,537
2.42% (B), 06/01/2023	115,662	115,161
2.49%, 05/25/2026	887,139	825,899
2.50%, 12/01/2051 - 07/01/2061	3,254,781	2,733,611
1-Year CMT + 2.22%, 2.54% (B), 01/01/2036	7,991	8,190
2.70%, 07/01/2026	1,422,733	1,333,903
2.71% (B), 04/01/2023	436,291	435,209
1-Month LIBOR + 0.35%, 2.79% (B), 09/25/2042	247,839	243,620
2.98%, 08/25/2029	733,000	670,338
3.00%, 01/01/2043 - 07/01/2060	1,917,951	1,680,512
3.02% (B), 08/25/2024	367,869	358,081
1-Month LIBOR + 0.48%, 3.03% (B), 09/01/2024	842,333	833,577
3.08%, 01/01/2028	2,000,000	1,893,338
3.09% (B), 04/25/2027	842,272	796,532
3.12%, 11/01/2026	915,461	871,086
3.16% (B), 06/25/2027 - 03/25/2028	1,194,721	1,117,626
3.17% (B), 02/25/2030	364,743	334,349
3.20% (B), 04/25/2029	768,397	710,905
3.33%, 05/01/2028	1,949,897	1,844,555
3.34%, 02/01/2027	1,000,000	951,532
1-Month LIBOR + 0.26%, 3.34% (B), 11/25/2046	61,493	61,031
3.38%, 12/01/2023	1,378,261	1,368,930
3.42%, 05/01/2024	600,000	589,486
3.47% (B), 07/25/2028	997,000	943,496
3.50%, 08/01/2032 - 03/01/2060	2,319,135	2,132,889
3.54%, 06/01/2032	1,337,000	1,233,585
3.67% (B), 09/25/2028	917,058	870,881
3.76%, 12/01/2035	1,341,903	1,246,989
3.81%, 12/01/2028	730,000	703,566
4.00%, 07/01/2042 - 08/01/2048	1,622,136	1,536,301
4.26%, 04/01/2031	1,164,318	1,142,876
4.45%, 07/01/2026	408,557	407,188
5.00%, 05/01/2023 - 06/01/2048	211,838	209,090
5.50%, 05/01/2036 - 01/01/2058	1,379,852	1,430,723
6.00%, 12/01/2032 - 11/01/2037	121,573	125,411
6.50%, 12/01/2022 - 10/01/2036	15,854	16,047
8.00%, 11/01/2037	3,373	3,467
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 2.78% (B), 06/27/2036	13,550	13,354
3.00%, 01/25/2046	263,723	241,310
1-Month LIBOR + 0.30%, 3.38% (B), 08/25/2041	30,502	30,311
1-Month LIBOR + 0.35%, 3.43% (B), 04/25/2035 - 08/25/2036	35,476	35,110

Transamerica Series Trust	Page 14

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.40%, 3.48% (B), 10/25/2042	$ 157,026	$ 154,577
1-Month LIBOR + 0.50%, 3.58% (B), 05/25/2035 - 10/25/2042	284,218	282,038
4.00%, 04/25/2033	113,003	109,739
(1.33) * 1-Month LIBOR + 7.47%, 4.05% (B), 08/25/2033	28,850	25,178
4.50%, 07/25/2029	1,000,000	979,537
4.83% (B), 12/25/2042	64,008	61,606
5.00%, 07/25/2033 - 08/25/2040	1,080,783	1,085,311
5.21% (B), 10/25/2042	12,246	12,389
5.33% (B), 12/25/2042	35,440	34,514
(1.88) * 1-Month LIBOR + 11.28%, 5.48% (B), 07/25/2035	44,796	41,323
5.50%, 04/25/2023 - 07/25/2038	361,134	367,416
5.75%, 06/25/2033	92,532	93,916
6.00% (B), 07/25/2023	5,346	5,365
6.00%, 11/25/2032 - 11/25/2039	158,164	162,094
6.50%, 01/25/2032 - 05/25/2044	190,762	199,172
7.00%, 03/25/2031 - 11/25/2041	287,466	306,030
(2.50) * 1-Month LIBOR + 13.75%, 7.34% (B), 07/25/2033	8,656	7,924
(1.67) * 1-Month LIBOR + 12.50%, 7.36% (B), 09/25/2033	4,368	4,250
(2.00) * 1-Month LIBOR + 14.00%, 7.83% (B), 03/25/2038	3,791	3,324
(2.75) * 1-Month LIBOR + 16.50%, 8.02% (B), 05/25/2034	7,271	7,063
(1.83) * 1-Month LIBOR + 14.48%, 8.83% (B), 12/25/2032	2,544	2,623
(2.00) * 1-Month LIBOR + 15.50%, 9.51% (B), 11/25/2031	9,749	9,971
(2.50) * 1-Month LIBOR + 17.38%, 9.67% (B), 07/25/2035	32,418	34,559
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (B), 03/25/2032	1,502	1,625
(2.75) * 1-Month LIBOR + 19.53%, 11.04% (B), 04/25/2034 - 05/25/2034	47,871	50,075
(4.00) * 1-Month LIBOR + 24.00%, 11.66% (B), 05/25/2034	4,471	4,569
(3.67) * 1-Month LIBOR + 24.57%, 13.26% (B), 03/25/2036	9,731	11,486
(4.00) * 1-Month LIBOR + 26.20%, 13.86% (B), 10/25/2036	3,187	3,718
(4.00) * 1-Month LIBOR + 26.56%, 14.22% (B), 12/25/2036	2,980	3,235
(3.25) * 1-Month LIBOR + 25.19%, 15.16% (B), 02/25/2032	1,469	1,494
Federal National Mortgage Association REMIC, Interest Only STRIPS
Zero Coupon (B), 01/25/2038 - 04/25/2041	34,529	1,332
0.92% (B), 08/25/2042	175,318	3,837
(1.00) * 1-Month LIBOR + 5.85%, 2.77% (B), 09/25/2038	62,714	4,315
(1.00) * 1-Month LIBOR + 5.91%, 2.83% (B), 02/25/2038	34,098	2,672
(1.00) * 1-Month LIBOR + 6.10%, 3.02% (B), 06/25/2037	17,814	1,387
(1.00) * 1-Month LIBOR + 6.18%, 3.10% (B), 12/25/2039	5,524	387
(1.00) * 1-Month LIBOR + 6.20%, 3.12% (B), 03/25/2038	6,547	495
(1.00) * 1-Month LIBOR + 6.42%, 3.34% (B), 04/25/2040	10,057	759

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.53%, 3.45% (B), 01/25/2041	$ 140,452	$ 16,114
(1.00) * 1-Month LIBOR + 6.54%, 3.46% (B), 09/25/2037	24,177	2,392
(1.00) * 1-Month LIBOR + 6.55%, 3.47% (B), 02/25/2039	12,976	1,336
(1.00) * 1-Month LIBOR + 6.58%, 3.50% (B), 06/25/2036	14,321	1,315
(1.00) * 1-Month LIBOR + 6.70%, 3.62% (B), 03/25/2036	282,063	28,264
(1.00) * 1-Month LIBOR + 7.15%, 4.07% (B), 07/25/2037	41,994	5,625
6.50%, 05/25/2033	11,107	2,011
7.00%, 06/25/2033	14,573	2,484
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	760,988	591,802
Federal National Mortgage Association, Interest Only STRIPS
2.00% (B), 10/25/2030	2,375,688	204,943
2.07% (B), 11/25/2033	3,504,872	315,272
2.10%, 11/25/2028	1,584,307	148,119
2.11% (B), 07/25/2030	6,813,438	582,511
1-Month LIBOR + 0.55%, 3.63% (B), 08/25/2042	130,986	131,292
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	20,471	17,808
FREMF Mortgage Trust
3.70% (B), 11/25/2049 (A)	529,000	489,498
3.85% (B), 01/25/2048 (A)	760,000	732,597
4.02% (B), 07/25/2049 (A)	420,000	416,629
4.21% (B), 11/25/2047 (A)	490,000	474,077
FREMF Trust
Series 2018-W5FX, Class BFX,
3.79% (B), 04/25/2028 (A)	900,000	802,059
Government National Mortgage Association
2.00%, 05/16/2049	6,967	6,871
2.45% (B), 07/16/2048	1,332	1,307
2.50%, 08/20/2051 - 10/20/2051	5,999,013	5,182,295
3.50%, 06/20/2046 - 02/20/2052	1,567,687	1,432,116
4.00%, 08/20/2052	2,145,541	2,006,875
1-Year CMT + 1.64%, 4.49% (B), 05/20/2072	864,520	887,571
4.50%, 05/20/2048 - 11/20/2049	3,459,992	3,328,663
1-Year CMT + 1.68%, 4.51% (B), 04/20/2072	899,691	925,100
1-Year CMT + 1.74%, 4.61% (B), 04/20/2072	973,162	1,002,881
1-Year CMT + 1.78%, 4.63% (B), 04/20/2072	950,595	982,564
5.00%, 05/20/2052	1,094,861	1,064,920
5.50%, 09/20/2039	48,365	49,355
6.00%, 09/20/2038 - 08/20/2039	75,689	80,395
Government National Mortgage Association REMIC
1.65%, 01/20/2063	1,835	1,781
1-Month LIBOR + 0.30%, 2.66% (B), 08/20/2060	291	287
1-Month LIBOR + 0.34%, 2.70% (B), 12/20/2062	134,492	133,031
1-Month LIBOR + 0.40%, 2.76% (B), 12/20/2060	305,312	302,610
1-Month LIBOR + 0.41%, 2.77% (B), 03/20/2063	263,308	260,887

Transamerica Series Trust	Page 15

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.43%, 2.79% (B), 04/20/2060	$ 2,141	$ 2,113
1-Month LIBOR + 0.45%, 2.81% (B), 03/20/2060 - 08/20/2067	595,939	591,507
1-Month LIBOR + 0.47%, 2.83% (B), 07/20/2064 - 08/20/2065	1,589,188	1,574,642
1-Month LIBOR + 0.48%, 2.84% (B), 02/20/2065	765,391	757,532
1-Month LIBOR + 0.50%, 2.86% (B), 06/20/2064 - 07/20/2064	1,980,861	1,959,927
1-Month LIBOR + 0.52%, 2.87% (B), 10/20/2062	97,754	97,112
1-Month LIBOR + 0.52%, 2.88% (B), 09/20/2065	341,719	338,456
1-Month LIBOR + 0.55%, 2.91% (B), 07/20/2062	439	435
1-Month LIBOR + 0.58%, 2.94% (B), 09/20/2062 - 05/20/2066	102,143	101,630
1-Month LIBOR + 0.65%, 3.01% (B), 01/20/2064 - 03/20/2064	1,146,331	1,141,254
1-Month LIBOR + 0.66%, 3.02% (B), 12/20/2065	300,798	298,875
1-Month LIBOR + 0.70%, 3.06% (B), 05/20/2061	1,200	1,192
1-Month LIBOR + 1.00%, 3.36% (B), 12/20/2066	283,253	282,512
4.75% (B), 10/20/2043	373,711	374,239
5.50%, 01/16/2033 - 08/20/2038	539,360	547,412
5.55% (B), 01/20/2038	165,697	171,188
5.60% (B), 07/20/2040	116,373	120,905
5.89% (B), 12/20/2038	48,557	50,111
6.50%, 06/20/2033	293,442	299,204
(2.00) * 1-Month LIBOR + 13.40%, 7.37% (B), 10/20/2037	10,869	9,885
(2.41) * 1-Month LIBOR + 16.43%, 9.35% (B), 06/17/2035	5,922	5,604
(2.20) * 1-Month LIBOR + 16.72%, 10.25% (B), 05/18/2034	157	157
(3.00) * 1-Month LIBOR + 20.21%, 11.16% (B), 09/20/2037	4,413	4,618
(2.75) * 1-Month LIBOR + 19.66%, 11.58% (B), 04/16/2034	17,227	18,393
(3.50) * 1-Month LIBOR + 23.28%, 12.73% (B), 04/20/2037	16,054	17,472
(4.91) * 1-Month LIBOR + 29.46%, 14.66% (B), 09/20/2034	8,344	8,717
Government National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 2.69% (B), 12/20/2038	19,815	1,047
(1.00) * 1-Month LIBOR + 5.83%, 2.82% (B), 02/20/2038	32,373	1,282
(1.00) * 1-Month LIBOR + 6.00%, 2.99% (B), 11/20/2037	29,728	827
(1.00) * 1-Month LIBOR + 6.08%, 3.07% (B), 06/20/2039	17,943	1,062
(1.00) * 1-Month LIBOR + 6.10%, 3.09% (B), 10/20/2034	39,150	2,245
(1.00) * 1-Month LIBOR + 6.10%, 3.16% (B), 02/16/2039	9,642	50
(1.00) * 1-Month LIBOR + 6.20%, 3.19% (B), 03/20/2037 - 06/20/2038	69,170	3,525
(1.00) * 1-Month LIBOR + 6.27%, 3.26% (B), 04/20/2039	22,501	1,246

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.30%, 3.29% (B), 09/20/2035 - 03/20/2039	$ 70,028	$ 5,541
(1.00) * 1-Month LIBOR + 6.40%, 3.46% (B), 05/16/2038	68,719	4,218
(1.00) * 1-Month LIBOR + 6.47%, 3.53% (B), 06/16/2037	21,949	1,086
(1.00) * 1-Month LIBOR + 6.55%, 3.54% (B), 11/20/2037 - 12/20/2037	27,627	871
(1.00) * 1-Month LIBOR + 6.75%, 3.74% (B), 07/20/2037	53,010	3,364
(1.00) * 1-Month LIBOR + 6.81%, 3.87% (B), 04/16/2037	18,064	1,665
5.50%, 10/16/2037	8,060	106
6.50%, 03/20/2039	14,239	2,520
Government National Mortgage Association REMIC, Principal Only STRIPS
06/16/2033 - 01/20/2038	47,524	41,596
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	400,000	289,261
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	354,314
4.63%, 09/15/2060	257,000	251,470
5.88%, 04/01/2036	698,000	778,537
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	852,190
01/15/2038	150,000	72,503
Uniform Mortgage-Backed Security
3.50%, TBA (H)	3,850,000	3,465,000

Total U.S. Government Agency Obligations (Cost $107,191,225)		98,205,508

U.S. GOVERNMENT OBLIGATIONS - 33.4%
U.S. Treasury - 33.3%
U.S. Treasury Bonds
1.25%, 05/15/2050	52,000	29,114
1.38%, 08/15/2050	165,000	95,597
1.63%, 11/15/2050	825,000	512,273
1.75%, 08/15/2041	2,405,000	1,645,170
1.88%, 02/15/2041 - 11/15/2051	11,192,600	7,537,967
2.00%, 11/15/2041 - 08/15/2051	4,753,000	3,269,763
2.25%, 05/15/2041 - 02/15/2052	8,217,100	6,054,105
2.38%, 02/15/2042 - 11/15/2049	5,765,000	4,374,236
2.50%, 02/15/2045 - 02/15/2046	4,000,000	3,045,958
2.75%, 11/15/2042	2,080,000	1,686,181
2.88%, 05/15/2043 - 08/15/2045	2,685,000	2,211,148
3.00%, 11/15/2044 - 02/15/2048	464,000	389,646
3.13%, 02/15/2043 - 05/15/2048	1,184,000	1,020,373
3.50%, 02/15/2039	1,413,500	1,345,199
3.63%, 08/15/2043 - 02/15/2044	1,354,000	1,260,665
3.75%, 11/15/2043	2,923,000	2,777,421
3.88%, 08/15/2040	790,000	776,113
4.25%, 05/15/2039	835,000	870,096
U.S. Treasury Bonds, Principal Only STRIPS
05/15/2023 - 02/15/2035	10,725,000	8,840,508
08/15/2023 - 08/15/2041 (F)	8,430,000	7,097,842
U.S. Treasury Notes
0.38%, 01/31/2026 (F)	305,000	268,686
0.38%, 09/30/2027	120,000	100,205
0.50%, 02/28/2026	4,170,000	3,680,188
0.63%, 08/15/2030	330,000	258,547
0.75%, 04/30/2026	210,000	186,039

Transamerica Series Trust	Page 16

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.88%, 06/30/2026 - 09/30/2026	$ 315,000	$ 277,820
1.25%, 07/31/2023 - 03/31/2028 (F)	5,390,000	4,989,209
1.25%, 06/30/2028 - 08/15/2031	9,410,000	7,996,126
1.38%, 09/30/2023 - 11/15/2031	7,162,100	6,296,095
1.50%, 02/15/2030	270,000	229,215
1.63%, 05/15/2031	900,000	755,402
1.75%, 05/15/2023 - 01/31/2029 (F)	3,310,000	3,218,301
1.88%, 02/28/2029 - 02/15/2032	5,675,000	4,904,531
2.00%, 02/15/2023	2,000,000	1,987,422
2.00%, 06/30/2024 - 02/15/2025 (F)	1,531,000	1,453,410
2.13%, 02/29/2024 - 05/15/2025 (F)	3,768,000	3,620,266
2.25%, 11/15/2024 - 02/15/2027 (F)	438,000	413,347
2.50%, 02/28/2026	290,000	274,141
2.75%, 05/31/2023 - 05/31/2029	1,709,000	1,618,477
2.88%, 04/30/2025 - 05/15/2032	23,260,000	21,576,233
3.13%, 08/31/2027 (F)	11,365,000	10,906,849
3.13%, 08/31/2029	7,460,000	7,083,503

		136,933,387

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Protected Indexed Bonds
2.13%, 02/15/2040	274,154	284,413
2.50%, 01/15/2029	137,996	142,722

		427,135

Total U.S. Government Obligations (Cost $156,475,329)		137,360,522

	Shares	Value

OTHER INVESTMENT COMPANY - 4.9%
Securities Lending Collateral - 4.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (I)	20,273,866	20,273,866

Total Other Investment Company (Cost $20,273,866)		20,273,866

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 1.10% (I), dated 09/30/2022, to be repurchased at $15,741,669 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $16,055,057.	$ 15,740,226	15,740,226

Total Repurchase Agreement (Cost $15,740,226)		15,740,226

Total Investments (Cost $486,776,121)		433,274,640
Net Other Assets (Liabilities) - (5.4)%		(22,221,567)

Net Assets - 100.0%		$ 411,053,073

Transamerica Series Trust	Page 17

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$32,700,198	$1,000,000	$33,700,198
Corporate Debt Securities	—	100,075,264	—	100,075,264
Foreign Government Obligations	—	1,949,578	—	1,949,578
Mortgage-Backed Securities	—	25,705,714	—	25,705,714
Municipal Government Obligations	—	263,764	—	263,764
U.S. Government Agency Obligations	—	98,205,508	—	98,205,508
U.S. Government Obligations	—	137,360,522	—	137,360,522
Other Investment Company	20,273,866	—	—	20,273,866
Repurchase Agreement	—	15,740,226	—	15,740,226

Total Investments	$20,273,866	$412,000,774	$1,000,000	$433,274,640

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $79,492,764, representing 19.3% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2022, the total value of securities is $1,210,099, representing 0.3% of the Portfolio’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $33,554,239, collateralized by cash collateral of $20,273,866 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,977,546. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Rounds to less than $1 or $(1).
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at September 30, 2022.
(J)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 18

Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 19

Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

SUBSEQUENT EVENT

Effective November 1, 2022, TAM replaced J.P. Morgan Investment Management, Inc. as sub-adviser to the Portfolio with Aegon USA Investment Management, LLC as sub-adviser. In connection with the change in sub-adviser: (i) the Portfolio’s principal investment strategies and principal risks were revised; (ii) the Portfolio’s management fee and sub-advisory fees were revised; (iii) the investment objective of the Portfolio was revised; and (iv) the Portfolio name was updated to Transamerica Aegon Core Bond VP.

Transamerica Series Trust	Page 20